Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z
Trading Symbol	FSYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,970 $12,559 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.92% 12.81% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Sustainable Target Date 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund Class K
Trading Symbol	FSXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,280 $11,828 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.85% 9.29% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class I
Trading Symbol	FRDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 38	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,277 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z
Trading Symbol	FSVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,809 $11,361 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.10% 6.98% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z
Trading Symbol	FTHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,969 $12,558 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.92% 12.81% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class I
Trading Symbol	FSYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,862 $12,436 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.84% 12.22% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Sustainable Target Date 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund Class K
Trading Symbol	FTGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,971 $12,563 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.94% 12.83% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund
Trading Symbol	FSXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2040 Fund $10,000 $11,859 $12,438 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2040 Fund 4.88% 12.23% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class C
Trading Symbol	FSWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,862 $11,286 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.90% 6.61% Class C 3.90% 6.61% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Sustainable Target Date 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund Class K
Trading Symbol	FTHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,969 $12,558 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.92% 12.81% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class I
Trading Symbol	FSZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,954 $12,543 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.93% 12.73% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z
Trading Symbol	FSXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,556 $12,128 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.95% 10.74% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Sustainable Target Date 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund Class K6
Trading Symbol	FSZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,983 $12,586 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.04% 12.94% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class A
Trading Symbol	FSUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,864 $10,340 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.20% 1.79% Class A (without 5.75% sales charge) 4.83% 5.02% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class M
Trading Symbol	FSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,491 $11,983 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.64% 10.04% Class M (without 3.50% sales charge) 4.29% 12.14% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class C
Trading Symbol	FSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.42%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,708 $11,124 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.89% 5.80% Class C 3.89% 5.80% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Sustainable Target Date 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund Class K
Trading Symbol	FSYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,869 $12,466 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 5.03% 12.37% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class A
Trading Symbol	FSWQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,452 $10,922 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.52% 4.77% Class A (without 5.75% sales charge) 4.49% 8.11% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class I
Trading Symbol	FSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,803 $11,344 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.01% 6.90% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class I
Trading Symbol	FSVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,639 $11,181 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.09% 6.08% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class C
Trading Symbol	FTGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,852 $12,306 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.83% 11.60% Class C 3.83% 11.60% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund
Trading Symbol	FSXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2035 Fund $10,000 $11,548 $12,112 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2035 Fund 4.89% 10.67% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class I
Trading Symbol	FSXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,266 $11,802 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.76% 9.16% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class M
Trading Symbol	FSZWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,493 $11,990 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.67% 10.07% Class M (without 3.50% sales charge) 4.32% 12.17% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund Class K6
Trading Symbol	FSWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,826 $11,382 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.13% 7.09% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z
Trading Symbol	FSXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,280 $11,828 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.85% 9.29% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class A
Trading Symbol	FSWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,310 $10,782 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.43% 4.06% Class A (without 5.75% sales charge) 4.58% 7.38% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Sustainable Target Date 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund
Trading Symbol	FRCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Sustainable Target Date 2070 Fund A	$ 38	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Fidelity Sustainable Target Date 2070 Fund $10,000 $10,280 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class A
Trading Symbol	FSYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,248 $11,765 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.42% 8.98% Class A (without 5.75% sales charge) 4.60% 12.45% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z
Trading Symbol	FRDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,282 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class A
Trading Symbol	FSZJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,247 $11,763 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.43% 8.97% Class A (without 5.75% sales charge) 4.58% 12.43% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund Class K6
Trading Symbol	FSYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,877 $12,482 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.10% 12.44% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class I
Trading Symbol	FSZBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,962 $12,538 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.82% 12.71% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class C
Trading Symbol	FSXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,451 $11,883 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.77% 9.55% Class C 3.77% 9.55% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Sustainable Target Date 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund
Trading Symbol	FSZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2055 Fund $10,000 $11,960 $12,539 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2055 Fund 4.83% 12.71% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund Class K
Trading Symbol	FSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,809 $11,361 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 5.10% 6.98% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class A
Trading Symbol	FTGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,248 $11,759 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.47% 8.95% Class A (without 5.75% sales charge) 4.54% 12.41% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class I
Trading Symbol	FSWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,960 $11,491 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.84% 7.63% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class M
Trading Symbol	FSZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,490 $11,989 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.70% 10.07% Class M (without 3.50% sales charge) 4.35% 12.17% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class C
Trading Symbol	FSXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,752 $12,201 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.81% 11.09% Class C 3.81% 11.09% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class C
Trading Symbol	FSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,543 $10,966 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.01% 5.00% Class C 4.01% 5.00% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z
Trading Symbol	FTDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,971 $12,563 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.94% 12.83% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund Class K6
Trading Symbol	FSYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,977 $12,587 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.09% 12.94% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class M
Trading Symbol	FSWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,533 $10,988 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.67% 5.11% Class M (without 3.50% sales charge) 4.32% 7.11% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class I
Trading Symbol	FSUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,487 $11,022 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.10% 5.28% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z
Trading Symbol	FSYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,869 $12,466 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.03% 12.37% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Sustainable Target Date 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund Class K6
Trading Symbol	FSZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,976 $12,588 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.11% 12.95% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z
Trading Symbol	FSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,969 $12,562 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.96% 12.83% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund
Trading Symbol	FSYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2050 Fund $10,000 $11,951 $12,537 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2050 Fund 4.90% 12.71% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund
Trading Symbol	FSUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2010 Fund $10,000 $10,639 $11,176 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2010 Fund 5.05% 6.06% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class I
Trading Symbol	FSYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,963 $12,544 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.85% 12.74% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Sustainable Target Date 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund
Trading Symbol	FSZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2060 Fund $10,000 $11,964 $12,538 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2060 Fund 4.80% 12.71% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class A
Trading Symbol	FSXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,603 $11,073 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.57% 5.54% Class A (without 5.75% sales charge) 4.43% 8.90% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Sustainable Target Date 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund Class K6
Trading Symbol	FTHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,977 $12,583 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.06% 12.92% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class M
Trading Symbol	FSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,383 $10,840 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.74% 4.36% Class M (without 3.50% sales charge) 4.40% 6.34% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Sustainable Target Date 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund Class K6
Trading Symbol	FTGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,978 $12,588 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.09% 12.95% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class C
Trading Symbol	FSWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,017 $11,418 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.64% 7.26% Class C 3.64% 7.26% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class A
Trading Symbol	FSXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,861 $11,361 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.41% 6.98% Class A (without 5.75% sales charge) 4.61% 10.39% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z
Trading Symbol	FSWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,974 $11,516 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.94% 7.75% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class C
Trading Symbol	FSZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,849 $12,305 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.85% 11.60% Class C 3.85% 11.60% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class C
Trading Symbol	FSZVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,853 $12,311 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.86% 11.62% Class C 3.86% 11.62% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z
Trading Symbol	FSVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,655 $11,201 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.13% 6.18% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class C
Trading Symbol	FSYOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,853 $12,309 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.85% 11.62% Class C 3.85% 11.62% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class A
Trading Symbol	FSYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,249 $11,762 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.45% 8.97% Class A (without 5.75% sales charge) 4.56% 12.43% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Sustainable Target Date 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund Class K6
Trading Symbol	FSWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,982 $11,540 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.08% 7.87% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund Class K
Trading Symbol	FSYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,970 $12,559 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.92% 12.81% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class M
Trading Symbol	FSXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,394 $11,894 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.73% 9.61% Class M (without 3.50% sales charge) 4.39% 11.69% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Sustainable Target Date Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity® Sustainable Target Date Income Fund
Trading Symbol	FSUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Income Fund	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date Income Fund $10,000 $10,488 $11,023 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date Income Fund 5.10% 5.29% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Sustainable Target Date 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund Class K
Trading Symbol	FSWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,120 $11,659 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.85% 8.46% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class A
Trading Symbol	FSZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,249 $11,760 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.47% 8.95% Class A (without 5.75% sales charge) 4.54% 12.42% Fidelity Sustainable Target Date 2060 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,661,542
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 19,362
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund
Trading Symbol	FSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2030 Fund $10,000 $11,275 $11,805 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2030 Fund 4.70% 9.17% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Sustainable Target Date 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund Class K
Trading Symbol	FRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,282 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class M
Trading Symbol	FTGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,491 $11,983 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.64% 10.04% Class M (without 3.50% sales charge) 4.29% 12.14% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class I
Trading Symbol	FSXQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,549 $12,102 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.79% 10.62% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Sustainable Target Date 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund Class K6
Trading Symbol	FSVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,661 $11,215 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.19% 6.25% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund Class K
Trading Symbol	FSZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,969 $12,562 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.96% 12.83% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class M
Trading Symbol	FSZLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,490 $11,990 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.71% 10.08% Class M (without 3.50% sales charge) 4.36% 12.17% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class M
Trading Symbol	FSXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,828 $11,282 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.55% 6.59% Class M (without 3.50% sales charge) 4.19% 8.62% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class M
Trading Symbol	FRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 76	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,882 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class M
Trading Symbol	FSUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,079 $10,531 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.82% 2.78% Class M (without 3.50% sales charge) 4.48% 4.73% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Sustainable Target Date 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund
Trading Symbol	FSWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2020 Fund $10,000 $10,959 $11,498 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2020 Fund 4.92% 7.66% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class A
Trading Symbol	FSVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,157 $10,637 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.29% 3.32% Class A (without 5.75% sales charge) 4.73% 6.61% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class C
Trading Symbol	FSYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,852 $12,299 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.77% 11.57% Class C 3.77% 11.57% Fidelity Sustainable Target Date 2050 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,617,498
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 25,301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund Class K
Trading Symbol	FSZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,966 $12,562 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.98% 12.82% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund Class K6
Trading Symbol	FSXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,573 $12,155 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.03% 10.88% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class A
Trading Symbol	FSXWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,151 $11,665 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.41% 8.49% Class A (without 5.75% sales charge) 4.61% 11.94% Fidelity Sustainable Target Date 2040 Composite Index℠ 6.07% 12.39% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,752,032
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 25,445
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 47.0 International Equity Funds 38.5 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.0 International Equity Funds - 38.5 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 47.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 26.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.7 Fidelity Series Sustainable Investment Grade Bond Fund 4.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class A
Trading Symbol	FSUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,002 $10,489 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.16% 2.56% Class A (without 5.75% sales charge) 4.87% 5.82% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class C
Trading Symbol	FRDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 114	1.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $10,104 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Sustainable Target Date 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund Class K6
Trading Symbol	FSXJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,287 $11,854 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.02% 9.42% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class M
Trading Symbol	FSWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,673 $11,125 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.58% 5.80% Class M (without 3.50% sales charge) 4.23% 7.81% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Sustainable Target Date 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund
Trading Symbol	FTGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2065 Fund $10,000 $11,953 $12,533 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2065 Fund 4.85% 12.69% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class C
Trading Symbol	FSUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,396 $10,815 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.03% 4.23% Class C 4.03% 4.23% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class I
Trading Symbol	FSZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,959 $12,539 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.85% 12.72% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z
Trading Symbol	FSZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,966 $12,562 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.98% 12.82% Fidelity Sustainable Target Date 2055 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,372,436
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 22,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund
Trading Symbol	FSWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2025 Fund $10,000 $11,109 $11,643 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2025 Fund 4.81% 8.38% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Sustainable Target Date 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund Class K
Trading Symbol	FSVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,655 $11,201 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 5.13% 6.18% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class I
Trading Symbol	FTHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,963 $12,541 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.84% 12.73% Fidelity Sustainable Target Date 2065 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,712,296
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 13,465
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class A
Trading Symbol	FRCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 57	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,664 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Sustainable Target Date Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity® Sustainable Target Date Income Fund Class K
Trading Symbol	FSUOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,494 $11,039 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 5.19% 5.37% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class I
Trading Symbol	FSWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $11,113 $11,639 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.73% 8.36% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Sustainable Target Date 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund Class K
Trading Symbol	FSWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,974 $11,516 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.94% 7.75% Fidelity Sustainable Target Date 2020 Composite Index℠ 5.57% 8.00% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,392
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 7,025
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.9 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.5 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Sustainable Emerging Markets Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.9 Fidelity Series Treasury Bill Index Fund 0.1 100.0
Fidelity Sustainable Target Date 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund
Trading Symbol	FSVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2015 Fund $10,000 $10,805 $11,336 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2015 Fund 4.91% 6.86% Fidelity Sustainable Target Date 2015 Composite Index℠ 5.55% 7.23% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,330,950
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 4,396
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 62.3 International Equity Funds 19.2 Domestic Equity Funds 18.1 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.3 International Equity Funds - 19.2 Domestic Equity Funds - 18.1 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.9 Fidelity Series Sustainable U.S. Market Fund 18.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Sustainable Emerging Markets Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Fidelity Sustainable Target Date 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund
Trading Symbol	FSYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Target Date 2045 Fund $10,000 $11,953 $12,538 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2045 Fund 4.90% 12.71% Fidelity Sustainable Target Date 2045 Composite Index℠ 6.12% 12.85% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,140,040
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 23,323
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Sustainable Target Date Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity® Sustainable Target Date Income Fund Class K6
Trading Symbol	FSUWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,503 $11,064 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 5.34% 5.49% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund Class K6
Trading Symbol	FSWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $11,127 $11,682 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 4.99% 8.57% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class C
Trading Symbol	FSXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $11,168 $11,580 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.69% 8.07% Class C 3.69% 8.07% Fidelity Sustainable Target Date 2030 Composite Index℠ 5.65% 9.47% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,493
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 22,240
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.5 International Equity Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.5 International Equity Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.5 Fidelity Series Sustainable Investment Grade Bond Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.7 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Sustainable Target Date 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund Class K
Trading Symbol	FSXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $11,556 $12,128 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 4.95% 10.74% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z
Trading Symbol	FSWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,120 $11,659 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.85% 8.46% Fidelity Sustainable Target Date 2025 Composite Index℠ 5.57% 8.68% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,235,708
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,026
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.6 International Equity Funds 26.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.6 International Equity Funds - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.6 Fidelity Series Sustainable Investment Grade Bond Fund 23.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 8.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.7 Fidelity Series International Developed Markets Bond Index Fund 3.4 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class Z
Trading Symbol	FSULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,495 $11,040 Fidelity Sustainable Target Date Income Composite Index℠ $10,000 $10,532 $11,107 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.19% 5.37% Fidelity Sustainable Target Date Income Composite Index℠ 5.46% 5.71% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,192,124
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,965
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 73.0 International Equity Funds 13.2 Domestic Equity Funds 9.0 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 73.0 International Equity Funds - 13.2 Domestic Equity Funds - 9.0 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 43.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Sustainable U.S. Market Fund 9.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 4.8 Fidelity Series Sustainable Emerging Markets Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.4 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class M
Trading Symbol	FSXOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,092 $11,573 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 S&P 500® Index $10,000 $12,902 $13,967 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.68% 8.03% Class M (without 3.50% sales charge) 4.33% 10.09% Fidelity Sustainable Target Date 2035 Composite Index℠ 5.85% 10.87% S&P 500® Index 8.25% 19.33% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,343,383
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17,388
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 32.6 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.1 International Equity Funds - 32.6 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.3 Fidelity Series Sustainable Investment Grade Bond Fund 16.1 Fidelity Series Sustainable Emerging Markets Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.7 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class M
Trading Symbol	FSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,225 $10,690 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.89% 3.59% Class M (without 3.50% sales charge) 4.55% 5.56% Fidelity Sustainable Target Date 2010 Composite Index℠ 5.53% 6.46% Bloomberg U.S. Aggregate Bond Index 4.88% 3.04% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,137,721
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 3,900
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 68.5 International Equity Funds 15.6 Domestic Equity Funds 12.6 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.5 International Equity Funds - 15.6 Domestic Equity Funds - 12.6 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Sustainable U.S. Market Fund 12.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.2 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Sustainable Target Date 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund Class K6
Trading Symbol	FRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 22	0.29%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,288 Fidelity Sustainable Target Date 2070 Composite Index ℠ $10,000 $10,385 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 714,642
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 2,080
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.7 Fidelity Series Sustainable Emerging Markets Fund 12.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Sustainable Investment Grade Bond Fund 0.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0